Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Total Management and Director Fees Incurred
The total management and director fees incurred were as follows:

	Management Fee	Director Fees
Predecessor Periods
Year ended December 31, 2011	$370	$60
Period from January 1 through August 15, 2012	318	62
Successor Periods
Period from August 16 through December 31, 2012	$166	$—
Year ended December 31, 2013	—	—